Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Net income					$ 675,996	$ 47,977
Plus: Interest expense saved on converted debt					27,068	0
Diluted net income					$ 703,064	$ 47,977
Basic and diluted net income per share	$ (0.01)	$ 0.00	$ (0.03)	$ (0.01)	$ 0.02	$ 0.00
Weighted average common shares outstanding - basic	29,978,872	29,061,883	29,421,641	29,061,883	29,061,883	29,061,883
Plus: Stock options					6,215,883	750,000
Plus: Convertible debt					9,422,320	0
Weighted average comon shares outstanding - diluted	29,978,872	29,061,883	29,421,641	29,061,883	43,450,086	29,811,883
Anti-dilutive shares excluded from net loss per share	21,185,207	22,180,976	21,185,207	22,180,976	2,715,000	29,195,736